Commitments - Schedule of Operating Expenditures Contracted but not Incurred (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	$ 130,149	$ 100,023
Technology licenses, infrastructure and other
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	7,399
Technology licenses, infrastructure and other | Not later than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	3,975
Technology licenses, infrastructure and other | Later than one year and not later than two years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	2,351
Technology licenses, infrastructure and other | Later than two years and not later than three years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	$ 1,073